Loans, financing, debentures and derivative financial instruments (Tables)	12 Months Ended
Dec. 31, 2023
Loans, financing, debentures and derivative financial instruments
Summary of Compostion of loans

a. Composition

Description	Index/Currency	Average financial charges	Maturity	12/31/2023	12/31/2022
Foreign curency:
Notes in the foreign market (e)	USD	5.30%	2026 and 2029	3,694,339	3,973,816
Foreign loan (f)	USD	4.60%	2024 and 2025	1,018,429	1,161,798
Foreign loan (f)	JPY	1.30%	2025	439,852	-
Foreign loan (f)	EUR	4.40%	2024	126,171	54,542
Total in foreign currency				5,278,791	5,190,156

Brazilian Reais:
Debentures – CRA (d)	IPCA +	5.10%	2024 and 2032	3,434,287	3,011,462
Debentures – CRA (d)	%DI	97.50%	2023	-	660,485
Debentures - Ultracargo	IPCA +	4.10%	2028	556,677	482,185
CCB (g)	%DI	109.40%	2025	552,407	-
Debentures – CRA (d)	Fixed rate	11.20%	2027	539,914	-
Debentures – CRA (d)	DI+	0.70%	2027	488,269	-
CDCA (g)	% DI	108.60%	2024	201,848	-
Debentures – Ultracargo Logística (d)	Fixed rate	6.50%	2024	87,826	81,548
FINEP	TJLP (1)	1.00%	2024 and 2026	1,264	-
Debentures - 6th issuance(d)	%DI	0.00%	2023	-	1,800,213
Total in Brazilian Reais				5,862,492	6,035,893
Total in foreign currency and Brazilian Reais				11,141,283	11,226,049
Derivative financial instruments (*)				626,734	524,312
Total				11,768,017	11,750,361
Current				1,993,254	3,360,677
Non-current				9,774,763	8,389,684

(*)	Accumulated losses (see Note 26.g).
(1)	TJLP (Long-term Interest Rate) = set by the National Monetary Council, the TJLP is the basic financing cost of Banco Nacional de Desenvolvimento Econômico e Social (“BNDES”), the Brazilian Development Bank. On December 31, 2023, TJLP was fixed at 6.55% p.a. (7.20% p.a in 2022 and 5.32% p.a in 2021).

Summary Of Changes In Loans Debentures And Derivatives

The changes in loans, financing, debentures and derivative financial instruments are shown below:

Balance as of December 31, 2020	17,376,216
New loans and debentures with cash effect	1,462,220
Interest accrued	801,102
Principal payment	(2,922,214)
Interest payment	(749,043)
Monetary and exchange rate variation	800,749
Change in fair value	(229,657)
Hedge result	80,018
Reclassification to liabilities held for sale	(241,748)
Balance as of December 31, 2021	16,377,643
New loans with cash effect	1,519,580
Interest accrued	945,023
Principal payment	(5,848,611)
Interest payment	(914,979)
Monetary and exchange rate variation	(587,064)
Change in fair value	(68,366)
Hedge result	327,135
Balance as of December 31, 2022	11,750,361
New loans (d; e; f)	2,903,031
Interest accrued	761,052
Principal payment	(3,149,525)
Interest payment	(742,724)
Balance of acquired company (see Note 28)	111,328
Monetary and exchange rate variation	(319,488)
Change in fair value	351,560
Hedge result	102,422
Balance as of December 31, 2023	11,768,017

Summary of Principal Maturity Schedule

The long-term debt had the following principal maturity schedule:

	12/31/2023	12/31/2022
1 to 2 years	1,879,412	817,898
2 to 3 years	2,243,967	782,965
3 to 4 years	1,023,820	2,268,647
4 to 5 years	1,691,595	-
More than 5 years	2,935,969	4,520,174
	9,774,763	8,389,684

Summary of Transaction Costs

Transaction costs incurred in issuing debt were deducted from the value of the related contracted financing and are recognized as an expense according to the effective interest rate method as follows:

	Debentures	Notes in the foreign market	Banco do Brasil	Promissory notes
12/31/2020	28,348	37,112	332	1,318
Incurred costs	40,953	-	-	-
Payments	(14,811)	(4,890)	(256)	(1,318)
Reclassification to liabilities held for sale	-	(4,204)	-	-
12/31/2021	54,490	28,018	76	-
Incurred costs	30,420	-	-	-
Payments	(16,742)	(15,613)	(76)	-
12/31/2022	68,168	12,405	-	-
Incurred costs	23,569	-	-	-
Payments	(17,337)	(2,289)	-	-
12/31/2023	74,400	10,116	-	-

Summary of Appropriated Profit or Loss in The Future

The amount to be appropriated to profit or loss in the future is as follows:

12/31/2023
Up to 1 year	18,583
1 to 2 years	17,685
2 to 3 years	17,336
3 to 4 years	13,624
4 to 5 years	8,277
More than 5 years	9,011
Total	84,516

Summary of Debentures

Refers to funds raised by the Company and its subsidiaries and used, substantially, on the ordinary course of its business.

Issuance date	Nature	Company	Issuing company	Issuance	Series	Final Maturity	Amount	Original remuneration	Hedge instrument/ swap	Remuneration payment	Payment of the face value
Apr-17	CRA	Ipiranga Prod. De Petróleo S.A.	Eco Consult - Consultoria de Oper. Financ. Agropecuárias Ltda.	5th	2nd	Apr-24	R$ 352,361	IPCA + 4.68%	93.9% of DI	Annually	Lump sum at final maturity
Oct-17	CRA	Ipiranga Prod. De Petróleo S.A.	Vert Companhia Securitizadora.	7th	2nd	Oct-24	R$ 213,693	IPCA + 4.34%	97.3% of DI	Annually	Lump sum at final maturity
Dec-18	CRA	Ipiranga Prod. De Petróleo S.A.	Vert Companhia Securitizadora.	8th	2nd	Dec-25	R$ 240,000	IPCA + 4.61%	97.1% of DI	Annually	Lump sum at final maturity
Nov-19	Debentures	Ultracargo Logistica S.A.	-	1st	Single	Nov-24	R$ 90,000	6.47%	99.94% of DI	Semiannually	Lump sum at final maturity
Mar-21	Debentures	Ultracargo Soluções Logísticas S.A.	-	1st	Single	Mar-28	R$ 360,000	IPCA + 4.04%	111.4% of DI	Semiannually	Lump sum at final maturity
Mar-21	Debentures	Ultracargo Logistica S.A.	-.	2nd	Single	Mar-28	R$ 100,000	IPCA + 4.37%	111.4% of DI	Semiannually	Lump sum at final maturity
Sep-21	CRA	Ipiranga Prod. De Petróleo S.A.	Vert Companhia Securitizadora.	10th	Single	Sep-28	R$ 960,000	IPCA + 4.8287%	102.75% of DI	Semiannually	Lump sum at final maturity
Jun-22	CRA	Ipiranga Prod. De Petróleo S.A.	Vert Companhia Securitizadora.	11th	Single	Jun-32	R$ 1,000,000	IPCA + 6.0053%	104.8% of DI	Semiannually	Anual from the 8[t]h yearth
Jun-23	CRA	Ipiranga Prod. De Petróleo S.A.	Vert Companhia Securitizadora.	12th	1st	Jun-27	R$ 325,791	11.17% p.a.	105.1% of DI	Quarterly	Lump sum at final maturity
Jun-23	CRA	Ipiranga Prod. De Petróleo S.A.	Vert Companhia Securitizadora.	12th	2nd	Jun-27	R$ 292,209	DI + 0.70% p.a.	-	Quarterly	Lump sum at final maturity
Jul-23	CRA	Ipiranga Prod. De Petróleo S.A.	Vert Companhia Securitizadora.	13th	1st	Jul-27	R$ 200,000	11.17% p.a.	102.9% of DI	Quarterly	Lump sum at final maturity
Jul-23	CRA	Ipiranga Prod. De Petróleo S.A.	Vert Companhia Securitizadora.	13th	2nd	Jul-27	R$ 200,000	DI + 0.70% p.a.	-	Quarterly	Lump sum at final maturity

Summary of debentures maturity dates distribution

The debentures have maturity dates distributed as shown below (includes accrued interest through December 31, 2023):

Maturity	12/31/2023
Charges (1)	191,959
Apr/2024	491,882
Oct/2024	295,933
Nov/2024	90,000
Dec/2025	317,934
Jun/2027	618,000
Jul/2027	400,000
Mar/2028	550,621
Sept/2028	1,101,274
Jun/2030	349,790
Jun/2031	349,790
Jun/2032	349,790
Total	5,106,973

(1)	Includes interest, transaction cost and mark to market.

Summary of foreign loans

Refers to funds raised by subsidiaries through Resolution 4131 of Central Bank of Brasil, as shown below:

Issuance Date	Company	Due date	Principal	Financial charges	Hedge instrument/swap
Dec-22	Cia Ultragaz S.A.	Sep-25	USD 96,339	4.539%	108.5 of DI
Jan-23	Iconic Lubrificantes S.A.	Jan-24	EUR 22,480	EUR + 4.35%	111.9% of DI
Jan-23	Cia Ultragaz S.A.	Mar-25	JPY 12,564,392	JPY + 1.31%	109.4% of DI
Mar-23	Cia Ultragaz S.A.	Jul-24	USD 100,000	USD + 4.6%	110.9% of DI
Mar-23	Iconic Lubrificantes S.A.	Apr-24	USD 9,727	USD + 6.4%	116.0% of DI

Summary of Foreign Loan Maturity

The foreign loans have the maturity distributed as follows:

Maturity	EUR	USD	JPY	R$	Cost in % of DI
Charges (1)	1,138	3,945	149,726	30,314
Jan/2024	22,438	-	-	120,080	111.9%
Apr/2024	-	9,788	-	47,387	116.0%
Jul/2024	-	99,923	-	483,757	110.9%
Mar/2025	-	-	12,703,925	434,728	109.4%
Sept/2025	-	96,707	-	468,186	108.5%
Total / weighted average cost	23,576	210,363	12,853,651	1,584,452	110.0%

(1)	Considers interest, transaction cost and fair value adjustments.